Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On October 17, 2018, the Company's initial sponsor, Trine Sponsor LLC (the "Initial Sponsor"), purchased 8,625,000 shares of Class B convertible common stock (the "Founder Shares") for an aggregate purchase price of $25,000, or approximately $0.003 per share. As used herein, unless the context otherwise requires, "Founder Shares" shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. On November 12, 2018, the Initial Sponsor transferred 25,000 shares of Class B common stock to each of Ms. Linden and Messrs. Nathanson, Zuaiter and Sander in compensation for their services as independent directors of the Company. In February 2019, the Initial Sponsor assigned 8,525,000 Founder Shares to the Sponsor. The Founder Shares are identical to the Class A common stock included in the Units sold in the Initial Public Offering except that the Founder Shares automatically convert into shares of Class A common stock at the time of the Company's Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below. Holders of Founder Shares may also elect to convert their shares of Class B convertible common stock into an equal number of shares of Class A common stock, subject to adjustment as provided above, at any time. In February 2019, the Sponsor forfeited 1,437,500 Founder Shares and in March 2019, the Company effected a 1.044 for 1 stock dividend of the Class B convertible common stock, resulting in 7,503,750 Founder Shares issued and outstanding, of which an aggregate of up to 978,750 Founder Shares were subject to forfeiture to the extent that the over-allotment option was not exercised in full by the underwriters. The forfeiture was to be adjusted to the extent that the over-allotment option was not exercised in full by the underwriters so that the Founder Shares would represent 20.0% of the Company's issued and outstanding shares after the Initial Public Offering. As a result of the underwriters' election to fully exercise their over-allotment option, 978,750 Founder Shares are no longer subject to forfeiture.

The Company's initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company's Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which we complete a liquidation, merger, stock exchange or other similar transaction that results in all of the Company's stockholders having the right to exchange their shares of common stock for cash, securities or other property.

The Sponsor and the Company's officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Initial Business Combination. Pursuant to the Letter Agreement, the Sponsor and the Company's officers and directors have agreed to vote any Founder Shares held by them and any Public Shares purchased after Initial Public Offering (including in open market and privately negotiated transactions) in favor of an Initial Business Combination.

Related Party Advances

Through March 19, 2019, the Sponsor advanced an aggregate of $150,000 to be used for the payment of costs related to the Initial Public Offering. The advances were non-interest bearing, unsecured and due on demand. The advances were repaid upon the consummation of the Initial Public Offering on March 19, 2019.

Promissory Note — Related Party

On October 17, 2018, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the "Note"). The Note was non-interest bearing and payable on the earlier of June 30, 2019 or the completion of the Initial Public Offering. The outstanding borrowings under the Note in the amount of $299,000 were repaid upon the consummation of the Initial Public Offering on March 19, 2019.

Related Party Loans

In order to finance transaction costs in connection with an intended Initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company's officers and directors may, but are not obligated to, loan the Company funds on a non-interest basis as may be required. If the Company completes its Initial Business Combination, it would repay such loaned amounts. In the event that the Company's Initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts, but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into warrants, at a price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. The Company does not expect to seek loans from parties other than the Sponsor or an affiliate of the Sponsor as it does not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in the Trust Account. No written agreements exist with respect to such loans.

On February 24, 2020, the Company issued an unsecured promissory note (the "Note") in the principal amount of $1,500,000 to the Sponsor. The Note is non-interest bearing and payable upon the consummation of an Initial Business Combination. Up to $1,500,000 of such loans may be convertible into warrants, at a price of $1.00 per warrant at the option of the Sponsor. Such warrants would be identical to the Private Placement Warrants. As of June 30, 2020, there was $670,176 outstanding under the Note.

The Company may pay HPS Investment Partners, LLC ("HPS") or the HPS Funds, entities affiliated with one of the Company's directors, fees in connection with potentially providing financing or other investments in connection with the Initial Business Combination. The amount of any fees the Company pays to HPS or the HPS Funds will be subject to the review of the Company's audit committee pursuant to the audit committee's policies and procedures relating to transactions that may present conflicts of interest.

Executive Compensation

In November 2018, the Company agreed to pay its Chief Financial Officer a fee of approximately $16,667 per month. In March 2019, such amount increased to $25,000 per month, which will be payable until the earlier of the consummation of an Initial Business Combination or the Company's liquidation. For each of the three months ended June 30, 2020 and 2019, the Company incurred $75,000 in fees. For the six months ended June 30, 2020 and 2019, the Company incurred $150,000 and $129,167 in fees, respectively.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on March 14, 2019 through the earlier of the Company's consummation of an Initial Business Combination or the Company's liquidation, to pay an affiliate of the Sponsor $35,000 per month for office space, utilities and secretarial and administrative support. For each of the three months ended June 30, 2020 and 2019, the Company incurred $105,000 in fees for these services. For the six months ended June 30, 2020 and 2019, the Company incurred $210,000 and $122,500 in fees for these services, respectively. At June 30, 2020 and December 31, 2019, $175,828 and $103,330 of such fees are included in accounts payable and accrued expenses in the accompanying condensed balance sheets, respectively.

Note 5 — Related Party Transactions

Founder Shares

On October 17, 2018, the Company's initial sponsor, Trine Sponsor LLC (the "Initial Sponsor"), purchased 8,625,000 shares of Class B convertible common stock (the "Founder Shares") for an aggregate purchase price of $25,000, or approximately $0.003 per share. As used herein, unless the context otherwise requires, "Founder Shares" shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. On November 12, 2018, the Initial Sponsor transferred 25,000 shares of Class B common stock to each of Ms. Linden and Messrs. Nathanson, Zuaiter and Sander in compensation for their services as independent directors of the Company. In February 2019, the Initial Sponsor assigned 8,525,000 Founder Shares to the Sponsor. The Founder Shares are identical to the Class A common stock included in the Units sold in the Initial Public Offering except that the Founder Shares automatically convert into shares of Class A common stock at the time of the Company's Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below. Holders of Founder Shares may also elect to convert their shares of Class B convertible common stock into an equal number of shares of Class A common stock, subject to adjustment as provided above, at any time. In February 2019, the Sponsor forfeited 1,437,500 Founder Shares and in March 2019, the Company effected a 1.044 for 1 stock dividend of the Class B convertible common stock, resulting in 7,503,750 Founder Shares issued and outstanding, of which an aggregate of up to 978,750 Founder Shares were subject to forfeiture to the extent that the over-allotment option was not exercised in full by the underwriters. The forfeiture was to be adjusted to the extent that the over-allotment option was not exercised in full by the underwriters so that the Founder Shares would represent 20.0% of the Company's issued and outstanding shares after the Initial Public Offering. As a result of the underwriters' election to fully exercise their over-allotment option, 978,750 Founder Shares are no longer subject to forfeiture.

The Company's initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company's Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which we complete a liquidation, merger, stock exchange or other similar transaction that results in all of the Company's stockholders having the right to exchange their shares of common stock for cash, securities or other property.

The Sponsor and the Company's officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Initial Business Combination. Pursuant to the Letter Agreement, the Sponsor and the Company's officers and directors have agreed to vote any Founder Shares held by them and any Public Shares purchased after Initial Public Offering (including in open market and privately negotiated transactions) in favor of an Initial Business Combination.

Related Party Advances

Through March 19, 2019, the Sponsor advanced an aggregate of $150,000 to be used for the payment of costs related to the Initial Public Offering. The advances were non-interest bearing, unsecured and due on demand. The advances were repaid upon the consummation of the Initial Public Offering on March 19, 2019.

Promissory Note — Related Party

On October 17, 2018, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the "Note"). The Note was non-interest bearing and payable on the earlier of June 30, 2019 or the completion of the Initial Public Offering. The outstanding borrowings under the Note in the amount of $299,000 were repaid upon the consummation of the Initial Public Offering on March 19, 2019.

Related Party Loans

In order to finance transaction costs in connection with an intended Initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company's officers and directors may, but are not obligated to, loan the Company funds on a non-interest basis as may be required. If the Company completes its Initial Business Combination, it would repay such loaned amounts. In the event that the Company's Initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts, but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into warrants, at a price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. The Company does not expect to seek loans from parties other than the Sponsor or an affiliate of the Sponsor as it does not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in the Trust Account. No written agreements exist with respect to such loans.

On February 24, 2020, the Company issued an unsecured promissory note (the "Note") in the principal amount of $1,500,000 to the Sponsor. The Note is non-interest bearing and payable upon the consummation of an Initial Business Combination. Up to $1,500,000 of such loans may be convertible into warrants, at a price of $1.00 per warrant at the option of the Sponsor. Such warrants would be identical to the Private Placement Warrants. In February and March 2020, the Company borrowed an aggregate amount of $376,801 under the Note.

The Company may pay HPS Investment Partners, LLC ("HPS") or the HPS Funds, entities affiliated with one of the Company's directors, fees in connection with potentially providing financing or other investments in connection with the Initial Business Combination. The amount of any fees the Company pays to HPS or the HPS Funds will be subject to the review of the Company's audit committee pursuant to the audit committee's policies and procedures relating to transactions that may present conflicts of interest.

Executive Compensation

In November 2018, the Company agreed to pay its Chief Financial Officer a fee of approximately $16,667 per month. In March 2019, such amount increased to $25,000 per month, which will be payable until the earlier of the consummation of an Initial Business Combination or the Company's liquidation. For the year ended December 31, 2019 and for the period from September 26, 2018 (inception) through December 31, 2018, the Company incurred $279,167 and $33,333 in fees, respectively.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on March 14, 2019 through the earlier of the Company's consummation of an Initial Business Combination or the Company's liquidation, to pay an affiliate of the Sponsor $35,000 per month for office space, utilities and secretarial and administrative support. For the year ended December 31, 2019, the Company incurred $332,500 in fees for these services. At December 31, 2019, $103,330 of such fees are included in accounts payable and accrued expenses in the accompanying balance sheets.